Premises and equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Premises And Equipmen Additional Information [Abstract]
Depreciation, Depletion and Amortization	$ 58.1	$ 52.5	$ 47.1
Occupancy Expense	27.3	24.3	22.4
Equipment Communications And Other Operating Expenses	30.8	28.2	24.7
Rental Income	$ 19.3	$ 28.2	$ 26.6